UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-21283

Excelsior Buyout Investors, LLC

(Exact name of registrant as specified in charter)

225 High Ridge Road

Stamford, CT 06905

(Address of principal executive offices) (Zip code)

Steven L. Suss

UST Advisors, Inc.

225 High Ridge Road

Stamford, CT 06905

(Name and address of agent for service)

registrant’s telephone number, including area code: 203-352-4400

Date of fiscal year end: March 31

Date of reporting period: September 30, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

EXCELSIOR

BUYOUT INVESTORS, LLC

INVESTOR REPORT

For the six months ended September 30, 2007 (Unaudited)

Excelsior Buyout Investors, LLC

Excelsior Buyout Investors, LLC

Portfolio of Investments at September 30, 2007 (Unaudited)

Percent Owned		Acquisition Date ##	Cost	Fair Value	% of Net Assets ***
PRIVATE INVESTMENT FUNDS **, #
Domestic Buyout Funds
0.47%	2003 Riverside Capital Appreciation Fund, L.P.	06/04-06/07	$1,972,348	$3,106,705	4.96%
0.73%	Berkshire Partners VI, L.P.	06/04-06/07	5,470,233	10,350,353	16.53%
1.91%	Blue Point Capital Partners, L.P.	06/04-06/07	1,610	2,690,555	4.30%
0.91%	Blum Strategic Partners II, L.P.	06/04-12/06	—	6,145,479	9.81%
0.57%	Catterton Partners V, L.P.	06/04-09/07	2,673,076	2,960,190	4.73%
1.91%	Charlesbank Equity Fund V, L.P.	06/04-09/07	3,098,654	5,666,182	9.05%
1.14%	Lincolnshire Equity Fund III, L.P.	12/04-07/07	1,497,280	2,097,618	3.35%

			14,713,201	33,017,082	52.73%

European Buyout Funds
0.95%	Advent Global Private Equity Fund IV-A, L.P.	06/04-01/07	—	2,719,825	4.34%
0.43%	Cognetas Fund, L.P.* (fka.Electra European Fund, L.P.)	06/04-06/07	—	2,207,124	3.52%

			—	4,926,949	7.86%

Distressed Investment Funds
0.36%	MatlinPatterson Global Opportunities Partners, L.P.	06/04-08/07	—	1,908,563	3.05%
0.16%	OCM Principal Opportunities Fund II, L.P.	06/04-06/07	—	800,560	1.28%

			—	2,709,123	4.33%

	TOTAL — PRIVATE INVESTMENT FUNDS		14,713,201	40,653,154	64.91%

Par Amount
SHORT TERM SECURITIES
24,870,000	Federal Home Loan Bank Discount Note, 4.00%, 10/01/07		24,867,237	24,867,237	39.71%

TOTAL — SHORT TERM SECURITIES			24,867,237	24,867,237	39.71%

TOTAL INVESTMENTS			39,580,438	65,520,391	104.63%

OTHER ASSETS & LIABILITIES (NET)				(2,900,064)	-4.63%

NET ASSETS				$62,620,327	100.00%

*	Investment is denominated in Euros. Values shown are in U.S. dollars.
**	Restricted as to public resale and illiquid. Acquired from June 2004 to September 2007. Total cost of restricted and illiquid securities at September 30, 2007 aggregated $14,713,201. Total fair value of restricted and illiquid securities owned at September 30, 2007 was $40,653,154 or 64.91% of net assets.
***	Based on Fair Value.
#	Non-income producing securities.
##	Required disclosure for restricted securities only.

The accompanying notes are an integral part of these Financial Statements.

Excelsior Buyout Investors, LLC

Statement of Assets and Liabilities

September 30, 2007 (Unaudited)

ASSETS:
Investments, at fair value (Cost $39,580,438 ) (Note 2)	$65,520,391
Cash and Cash Equivalents (Note 2)	4,607
Other Assets	3,327

Total Assets	65,528,325

LIABILITIES:
Accrued incentive carried interest	2,473,109
Management fees payable (Note 3)	315,379
Professional fees payable	82,934
Administration fees payable (Note 3)	19,167
Board of Managers’ fees payable (Note 3)	2,500
Miscellaneous payable	14,909

Total Liabilities	2,907,998

NET ASSETS	$62,620,327

NET ASSETS consist of:
Members’ Capital*	$36,680,374
Unrealized appreciation on investments	25,939,953

Total Net Assets	$63,040,572

Units of Membership Interests Outstanding (100,000 units authorized)	64,015
NET ASSET VALUE PER UNIT	$978.21

* Members’ Capital is net of accumulated net investment income, accumulated realized gains and distributions to Members.

The accompanying notes are an integral part of these Financial Statements.

Excelsior Buyout Investors, LLC

Statement of Operations

For the six months ended September 30, 2007 (Unaudited)

INVESTMENT INCOME:
Interest income short-term	$504,296
Investment interest income	107,363
Investment dividend income	337,099

Total Income	948,758

EXPENSES:
Management fees (Note 3)	315,379
Professional fees	111,225
Administration fees (Note 3)	57,504
Board of Managers’ fees (Note 3)	27,000
Insurance expense	5,912
Custodian fees	7,500
Other expenses	25,325

Total Expenses	549,845

NET INVESTMENT INCOME	398,913

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS: (Note 2)
Net realized gain on investments	16,119,109
Net change in unrealized (depreciation) on investments	(7,828,742)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	8,290,367

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS BEFORE INCENTIVE CARRIED INTEREST	8,689,280

Net change in incentive carried interest	(952,994)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS AFTER CARRIED INTEREST	$7,736,286

The accompanying notes are an integral part of these Financial Statements.

Excelsior Buyout Investors, LLC

Statement of Changes in Net Assets

	Six Months Ended September 30, 2007 (Unaudited)	For the Fiscal Year Ended March 31, 2007 (Audited)
OPERATIONS AND INCENTIVE CARRIED INTEREST:
Net investment income/(loss)	$398,913	$(37,479)
Net realized gain on investments	16,119,109	6,771,450
Net change in unrealized (depreciation)/appreciation on investments	(7,828,742)	8,082,261
Net change in incentive carried interest	(952,994)	(617,710)

Net increase in net assets resulting from operations after incentive carried interest	7,736,286	14,198,522

TRANSACTIONS IN UNITS OF MEMBERSHIP INTEREST:
Net decrease in net assets resulting from distribution to members	(6,405,271)	(15,683,675)

Net increase/(decrease) in net assets	1,331,015	(1,485,153)

NET ASSETS:
Beginning of period	61,289,312	62,774,465

End of period	$62,620,327	$61,289,312

The accompanying notes are an integral part of these Financial Statements.

Excelsior Buyout Investors, LLC

Statement of Cash Flows

For the six months ended September 30, 2007 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations after incentive carried interest	$7,736,286
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Purchase of investments	(3,362,177)
Distributions received from private investment funds	18,065,082
Net change in unrealized depreciation on investments	7,828,743
Net realized (gain) on investments	(16,119,109)
Proceeds from sale of short-term investments, net	(5,820,515)
Decrease in Other assets	9,708
Increase in Accrued incentive carried interest	952,994
(Decrease) in Management fees payable	17,831
Increase in Professional fees payable	28,934
(Decrease) in Board of Managers’ fees payable	(13,000)
(Decrease) in Administration fees payable	(45,834)
Increase in Miscellaneous payable	8,612

Net cash provided by operating activities	9,287,555

CASH FLOWS FROM FINANCING ACTIVITIES
Distributions to Members declared	(6,405,271)
Decrease in distribution payable to members	(2,880,675)

Net cash (used in) financing activities	(9,285,946)

Net increase in cash	1,609
Cash and cash equivalents at beginning of period	2,998

Cash and cash equivalents at end of period	$4,607

The accompanying notes are an integral part of these Financial Statements.

Excelsior Buyout Investors, LLC

Financial Highlights — Selected Per Unit Data and Ratios

	Six Months Ended September 30, 2007 (Unaudited)	Fiscal Year Ended March 31, 2007 (Audited)	Fiscal Year Ended March 31, 2006 (Audited)	April 16, 2004 (Commencement of Operations) to March 31, 2005 (Audited)
Per Unit Operating Performance:(1)
NET ASSET VALUE, BEGINNING OF PERIOD	$957.42	$980.62	$1,068.28	$1,000.00
Deduction of offering costs from contributions	—	—	—	(6.33)
INCOME FROM INVESTMENT OPERATIONS:
Net investment gain/(loss)	6.23	(0.58)	(1.68)	(10.99)
Net realized and unrealized gain on investments	129.51	232.03	137.89	295.82
Net change in Incentive Carried Interest	(14.89)	(9.65)	(3.87)	(10.22)

Total from investment operations after incentive carried interest	120.85	221.80	132.34	274.61

DISTRIBUTION TO MEMBERS:
Net change in members’ capital due to distributions to members	(100.06)	(245.00)	(220.00)	(200.00)

NET ASSET VALUE, END OF PERIOD	$978.21	$957.42	$980.62	$1,068.28

TOTAL NET ASSET VALUE RETURN(4)(1)	12.74%	26.00%	13.07%	28.16%

RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (000’s)	$62,620	$61,289	$62,774	$68,386
Ratios to Average Net Asset:(2)
Expenses excluding incentive carried interest	1.76%	1.75%	1.68%	2.03%
Incentive carried interest	3.04%	1.02%	0.37%	0.95%
Expenses plus incentive carried interest	4.80%	2.77%	2.05%	2.98%
Net investment income (loss) excluding incentive carried interest	1.27%	(0.06)%	(0.16)%	(1.07)%
Portfolio Turnover Rate(3)	7.40%	0.00%	0.00%	0.00%
(1)	Selected data for a unit of membership interest outstanding throughout each period.
(2)	Ratios do not reflect the Fund’s proportional share of net investment income (loss) and expenses, including any performance-based fees, of the Underlying funds.
(3)	Distributions from Funds during the 2007 annual period totaling $16,092,133 are not included in the calculation.
(4)	Not annualized for 2005. Total investment return based on per unit net asset value reflects the effects of changes in net asset value based on the effects of offering costs, the performance of the Fund during the period, the net change in the Incentive Carried Interest and assumes dividends and distributions, if any, were reinvested. The Fund’s units are not traded in any market, and therefore the market value total investment return is not calculated. Excluding the effect of the change in Incentive Carried Interest, the total annualized investment return would have been 14.02% for the fiscal year 2007.

The accompanying notes are an integral part of these Financial Statements.

EXCELSIOR BUYOUT INVESTORS, LLC

NOTES TO FINANCIAL STATEMENTS

September 30, 2007 (Unaudited)

Note 1 — Organization

Excelsior Buyout Investors, LLC (the “Fund”) is a non-diversified, closed-end management investment company which has registered its securities under the Securities Act of 1933, as amended, and has registered as an investment company under the Investment Company Act of 1940, as amended (the “Investment Company Act”). The Fund was established as a Delaware limited liability company on January 7, 2003. The Fund commenced operations on April 16, 2004. The duration of the Fund is ten years from the final subscription closing which occurred on April 16, 2004. The Board of Managers of the Fund (the “Board”) has the right, in its sole discretion, to extend the term for up to two additional two-year periods, after which the approval of members of the Fund (“Members”) who represent 66 2/3% of the Fund’s outstanding Units may determine to extend the term of the Fund.

The Fund’s investment objective is to achieve long-term capital appreciation. Current income is not an objective. The Fund seeks to achieve its objective primarily by investing in a broad-based portfolio of existing buyout-focused funds. The Fund has invested in domestic private equity buyout funds, European buyout funds and funds engaged in distressed investing (collectively, the “Underlying Funds”). The Underlying Funds are not registered as investment companies under the Investment Company Act. There can be no assurance that the Fund will achieve its investment objective.

Excelsior Buyout Management, LLC (the “Managing Member”) serves as the Managing Member of the Fund pursuant to the operating agreement of the Fund and is responsible for the day-to-day management of the Fund. The Managing Member is indirectly majority owned by Bank of America Corporation (“Bank of America”). The Managing Member does not directly receive compensation from the Fund, however it does receive compensation from the Fund’s investment adviser. The Managing Member has made an investment in the Fund in exchange for 100 Units or 0.156%.

UST Advisers, Inc. (the “Investment Adviser”) is a registered investment adviser that serves as investment adviser for the Fund and is responsible for identifying, evaluating, structuring, monitoring and disposing of the Fund’s investments. The Investment Adviser is compensated as described in Note 3. Since July 1, 2007, the Investment Adviser is an indirect wholly-owned subsidiary of, and controlled by, Bank of America, a bank holding and a financial holding company which has its principal executive offices at 101 North Tryon Street, Charlotte, North Carolina 28255. Prior to July 1, 2007, the Investment Adviser was an indirect subsidiary of U.S. Trust Corporation (“U.S. Trust”), a registered financial holding company, which, in turn, was a wholly-owned subsidiary of The Charles Schwab Corporation (“Schwab”). On July 1, 2007, U.S. Trust and its subsidiaries, including the Investment Adviser, were acquired by Bank of America (the “Sale”). The Investment Adviser continues to serve as the investment adviser to the Fund after the Sale pursuant to a new investment advisory agreement with the Fund (the “New Advisory Agreement”) that was approved at a special meeting of members of the Fund held on March 15, 2007. The New Advisory Agreement is identical in all material respects to the previous investment advisory agreement except for the term and the date of effectiveness.

Pursuant to the Fund’s operating agreement, the business and affairs of the Fund are overseen by a four member Board of Managers (the “Board”). The Board of Managers is analogous to a board of directors of a corporation.

Note 2 — Significant Accounting Policies

The following is a summary of the Fund’s significant accounting policies. Such policies are in conformity with U.S. generally accepted accounting principles for investment companies and are consistently followed in the preparation of the financial statements. U.S. generally accepted accounting principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

A.  Cash and Cash Equivalents:

Cash and cash equivalents consist of deposits with banks. All highly liquid investments are listed separately on the Portfolio of Investments.

B.  Investment Valuation:

The Fund will compute its net asset value as of the last business day of each fiscal quarter and at such other times as deemed appropriate by the Valuation Committee of the Board. In determining its net asset value, the Fund will value its investments as of such quarter-end.

The Board and the Valuation Committee have approved procedures pursuant to which the Fund will value its investments in Underlying Funds at fair value. In accordance with these procedures, fair value as of each quarter-end ordinarily will be the value determined as of such-quarter-end by each Underlying Fund in accordance with the Underlying Fund’s valuation policies and reported at the time of the Fund’s valuation. As a general matter, the fair value of the Fund’s interest in an Underlying Fund will represent the amount that the Fund could reasonably expect to receive from an Underlying Fund if the Fund’s interest were redeemed at the time of valuation (although it is not generally expected that the types of Underlying Funds in which the Fund may invest will provide the Fund with redemption rights), based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. The Fund or, in certain cases, the Board or the Valuation Committee, will consider such information, and may conclude in certain circumstances that the information provided by an Underlying Fund’s manager does not represent the fair value of the Fund’s interests in an Underlying Fund. Following procedures adopted by the Board, and in the absence of specific transaction activity in interests in a particular Underlying Fund, the Fund could consider whether it was appropriate, in light of all relevant circumstances, to value such a position at the Underlying Fund’s net asset value as reported at the time of valuation, or whether to adjust such value to reflect a premium or discount to net asset value. Any such decision must be made in good faith, and subject to review and supervision of the Fund’s Board and Valuation Committee. In the event that an Underlying Fund does not report a quarter-end value to the Fund on a timely basis, the Fund would determine the fair value of such Underlying Fund based on the most recent value reported by the Underlying Fund, as well as on any other relevant information available at the time the Fund values its portfolio. Because of the inherent uncertainty of valuation, the values of the Underlying Funds may differ significantly from the values that would have been used had a ready market for the Underlying Funds held by the Fund been available.

The Underlying Funds were purchased pursuant to a Securities Purchase Agreement dated December 19, 2003 between the Fund and AIG Global Investment Corp. and certain of its affiliates (“AIG”). As part of the Securities Purchase Agreement, the Fund has assumed all future commitments to the Underlying Funds from AIG. The purchase price paid by the Fund to AIG for each Underlying Fund was an amount equal to the net capital contributions previously made by AIG to the Underlying Funds, less any distributions previously made to AIG from the Underlying Funds.

At September 30, 2007, the value assigned to the Underlying Funds was $40,653,154 or 64.91% of the Fund’s net assets. Such securities were valued by the Investment Advisers under the supervision of the Board of Managers. The values assigned to interests in the Underlying Funds are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future circumstances that cannot be determined until the investments are actually liquidated. Because of the inherent uncertainty of valuation, the estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the differences could be material.

The Underlying Funds may invest in certain financial instruments which may contain varying degrees of off balance sheet credit, interest and market risks. However, due to the nature of the Fund’s investments in Underlying Funds, such risks are limited to the Fund’s capital balance in each such Underlying Fund, which is the current value as included in the Portfolio of Investments.

C.  Short-term Investments:

The Fund also invests in short-term notes, stated at amortized cost, which approximates fair value.

D.  Security transactions and investment income:

Security transactions are recorded on a trade date basis. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income, adjusted for amortization and accretion of premiums and discounts, respectively, on fixed income investments, is earned from settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Distributions from an Underlying Fund will be recorded as a return of capital and will serve to reduce the cost basis of the Underlying Fund. Distributions received in excess of the cost basis are recognized as realized gains.

E.  Income taxes:

Under current law and based on certain assumptions and representations, the Fund intends to be treated as a partnership for federal, state and local income tax purposes. By reason of this treatment, the Fund will itself not be subject to income tax. Rather, each member, in computing income tax, will include his, her or its allocable share of Fund items of income, gains, losses, deductions and expenses.

The cost of the Underlying Funds for federal tax purposes is based on amounts reported to the Fund on Schedule K-1 from the Underlying Funds. As of September 30, 2007, the Fund has not

received information to determine the tax cost of the Underlying Funds as of September 30, 2007. Based on the amounts reported to the Fund on Schedule K-1 as of December 31, 2006, and after adjustment for purchases and sales between December 31, 2006 and September 30, 2007, the estimated cost of the Underlying Funds at September 30, 2007 for federal tax purposes is $35,745,146. The resulting estimated net unrealized appreciation for tax purposes on the Underlying Funds at September 30, 2007 is $19,621,210. The cost basis for federal tax purposes of the Fund’s other investments at September 30, 2007 is $24,867,237 and those investments had no appreciation or depreciation at that date.

F.  Distribution policy:

Distributions of available cash will be made by the Fund at such times and in such amounts as determined by the Managing Member in its sole discretion.

Distributions shall be made to the Members in accordance with the following order of priority:

(a)	first, 100% to the Members pro rata in accordance with their percentage interest until aggregate distributions to the Members equal the sum of (i) their capital contributions and (ii) an amount equal to an 8% annual cumulative return on their unreturned capital contributions as of the date of such distribution;

(b)	second, 100% to the Investment Adviser until the Investment Adviser has received an amount equal to 5% of all prior distributions described in (a) above that are in excess of the Members’ capital contributions; and

(c)	thereafter, 95% to the Members pro rata in proportion to their percentage interest and 5% to the Investment Adviser.

The Fund will not reinvest income from its investments or the proceeds from the sale of its investments.

G.  Restrictions on transfer:

Interests of the Fund are generally not transferable. No Member may assign, sell, transfer, pledge, hypothecate or otherwise dispose of any of its Interests without the prior written consent of the Managing Member, which may be granted or withheld in its sole discretion, and in compliance with applicable securities and tax laws.

H.  Fees of the Underlying Funds:

Each Underlying Fund will charge its investors (including the Fund) expenses, including asset-based management fees and performance-based fees allocation. In addition to the Fund level expenses shown on the Fund’s statement of operations, Members of the Fund will indirectly bear the fees and expenses charged by the Underlying Funds, which fees are reflected in the valuations of the Underlying Funds and are not reflected in the ratios to average net assets in the Financial Highlights.

I.  Foreign Currency Gains and Losses:

The Fund currently has one investment in an Underlying Fund that is denominated in euros. The Fund’s policy is to include the realized and unrealized gains or losses on that investment resulting from changes in foreign exchange rates in the realized and unrealized gain/loss from other investments.

Note 3 — Management Fee, Administration Fee and Related Party Transactions

Under the Agreement, the Fund pays the Investment Adviser an annual management fee equal to 1.00% of the aggregate Capital Commitments to the Fund. As described in Note 2F above, after the Members have received distributions equal to the amount of their capital contributions and an 8% annual cumulative return on their unreturned capital contributions, the Investment Adviser will receive distributions in an amount equal to 5% of the distributions to the Members in excess of their capital contributions (the “Incentive Carried Interest”). The Incentive Carried Interest is paid in addition to the 1.00% management fee. At September 30, 2007, the accrued Incentive Carried Interest is $ 2,473,109.

U.S. Trust Company, N.A. entered into an Investment Monitoring Agreement (the “Monitoring Agreement”) with AIG on December 19, 2003. Effective December 16, 2005, the Investment Adviser assumed U.S. Trust Company, N.A.’s obligations under the Monitoring Agreement pursuant to an assumption agreement. Under the Monitoring Agreement, AIG provides the Investment Adviser certain information regarding the Underlying Funds including, but not limited to, quarterly portfolio reviews related to the Underlying Funds, private equity reviews and fund write-ups. AIG has no investment management discretion with respect to the Fund and does not provide any investment advice with respect to the investments in the Fund. The Investment Adviser pays AIG an annual fee of  1/2 of 1% per annum of the Fund’s net asset value related to the Fund’s investments in the existing Underlying Funds pursuant to the terms of this agreement. The Fund does not reimburse the Investment Adviser for fees paid to AIG.

Pursuant to an Administration, Accounting and Investor Services Agreement, the Fund retains PFPC Inc. (“PFPC”), a majority-owned subsidiary of The PNC Financial Services Group, as administrator, accounting and investor services agent. In addition, PFPC Trust Company serves as the Fund’s custodian. In consideration for its services, the Fund (i) pays PFPC a variable fee between 0.07% and 0.105%, based on average quarterly net assets, payable monthly, subject to a minimum monthly fee, (ii) pays annual fees of approximately $36,667 for taxation services and (iii) reimburses PFPC for out-of-pocket expenses.

Charles Schwab & Co., Inc. (the “Distributor”), a subsidiary of Schwab, served as the Fund’s distributor for the offering of Units. The Investment Adviser reimbursed the Distributor for its out-of-pocket expenses incurred in connection with this offering. The Distributor has entered into an agreement with UST Securities Corp. (the “Selling Agent”) relating to the purchase of Units through the Selling Agent acting as brokers or agents for its customers. For the annual period ending March 31, 2007, $0 was paid to Charles Schwab & Co., Inc. relating to Underwriting and Placement Agent activities.

The Board is made up of three Managers who are independent of the Investment Adviser (the “Disinterested Managers”), and one Manager who is an “interested person” as defined by Section 2(a)(19) of the Investment Company Act. The Disinterested Managers receive $2,000 per meeting attended and $5,000 annually for their services. The chairperson receives an additional $500 per meeting and an additional $1,000 annually. The audit committee members receive $750 per meeting attended and the audit committee chairperson receives an additional $500 annually. All Disinterested Managers may be reimbursed for expenses of attendance, if any, at each annual, regular or special meeting of the Board or of any committee thereof and for their expenses, if any, in connection with any other service or activity they perform or engage in as directors. No person who is an officer, manager or employee of U.S. Trust Corporation, or its subsidiaries, who serves as an officer, manager or employee of the Fund receives any compensation from the Fund.

Note 4 — Capital Commitments of Fund Members to the Fund

As of September 30, 2007, each Member, including the Managing Member, has contributed 100% of its total $64,015,000 capital commitment to the Fund.

Note 5 — Capital Commitments of the Fund to Underlying Funds

As of September 30, 2007, the Fund had outstanding investment commitments to Underlying Funds totaling $10,253,913 as listed.

2003 Riverside Capital Appreciation Fund, L.P.	$1,176,576
Advent Global Private Equity IV — A, L.P.	350,703
Berkshire Partners VI, L.P.	2,178,540
Blue Point Capital Partners, L.P.	1,155,537
Blum Strategic Partners II, L.P.	447,471
Catterton Partners V, L.P.	464,698
Charlesbank Equity Fund V, L.P.	1,046,408
Cognetas Fund L.P.	644,745
Lincolnshire Equity Fund III, L.P.	2,789,235

Totals	10,253,913

Note 6 — Description of Underlying Funds

The Fund’s investments in domestic buyout funds include Berkshire Partners VI, L.P., which focuses on larger middle market growth buyouts; Blue Point Capital Partners, L.P., which focuses on value-oriented lower middle-market buyouts outside of the Northeastern United States; Blum Strategic Partners II, L.P., which focuses on undervalued public small-cap companies; Catterton Partners V, L.P., which focuses on consumer focused middle-market growth buyouts; Charlesbank Equity Fund V, L.P., which focuses on broad based middle-market buyouts; Lincolnshire Equity Fund III, L.P., which focuses on acquiring and growing small and middle market companies; and 2003 Riverside Capital Appreciation Fund, L.P., which focuses on lower middle-market buyouts.

The Fund’s investments in distressed investment funds include MatlinPatterson Global Opportunities Partners, L.P., which focuses on severely discounted securities and obligations, and OCM Principal Opportunities Fund II, L.P., which focuses on undervalued middle-market companies.

The Fund’s investments in European buyout funds include Advent Global Private Equity IV, L.P., which focuses on middle-market growth buyouts across western Europe, and Cognetas Fund, L.P., which focuses on value oriented middle-market buyouts, primarily in the United Kingdom, France and Germany.

Due to the nature of the Underlying Funds, the Fund cannot liquidate its positions in the Underlying Funds except through distributions from the Underlying Funds, which are made at the discretion of the Underlying Funds. The Fund has no right to demand repayment of its investment in the Underlying Funds.

Note 7 — Pending Litigation

The former Investment Adviser, certain of its affiliates, including U.S. Trust, and others were named in four shareholder class action lawsuits and two derivative actions which allege that the former Investment Adviser, certain of its affiliates and others allowed certain parties to engage in illegal and improper mutual fund trading practices, which allegedly caused financial injury to the shareholders of certain mutual funds managed by the former Investment Adviser. Each seeks unspecified monetary damages and related equitable relief.

The class and derivative actions described above were transferred to the United States District Court for the District of Maryland for coordinated and consolidated pre-trial proceedings. In November 2005, the Maryland court dismissed many of the plaintiffs’ claims in both the class action and derivative lawsuits. Several affiliates of the former Investment Adviser and individual defendants have also been dismissed. Plaintiffs’ claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934, as amended, and under Section 36(b) and 48(a) of the Investment Company Act of 1940, as amended, however, have not been dismissed.

While the ultimate outcome of these matters cannot be predicted with any certainty at this time, based on currently available information and consultation with counsel, U.S. Trust believes that the likelihood is remote that the pending litigation will materially affect the Investment Adviser’s ability to provide investment management services to the Fund. Neither the Investment Adviser nor the Fund is a party to the lawsuits described above.

Note 8 — Guarantees

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the Fund, and therefore cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

Note 9 — New Accounting Pronouncement

In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation 48, Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement 109 (“FIN48”). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Fund is in the process of evaluating the effects of the adoption of FIN 48 on the financial statements.

FASB issued Statement No. 157 in September 2006, Fair Value Measurements, which is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. This statement provides enhanced guidance for using fair value to measure assets and liabilities. It clarifies fair value, establishes a framework for measuring fair value in generally accepted accounting principles (GAAP), and expands disclosures about fair value measurements. The standard applies whenever other standards require (or permit) assets or liabilities to be measured at fair value. The standard does not expand the use of fair value in any new circumstances. The Fund is reviewing the statement and its impact on the financial statements.

FASB issued Statement No. 159 in February 2007, the Fair Value Option for Financial Assets and Financial Liabilities, which is effective for Financial Statements issued for fiscal year beginning after November 15, 2007. SFAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value, with changes in fair value recognized in earnings. The Company is reviewing the statement and its impact on the financial statements.

Note 10 — Subsequent Events

On October 12, 2007, the Fund declared a distribution of $175 per unit. On October 18, 2007, the Fund distributed $175 per unit or $11,202,625 to its members.

Proxy Voting and Form N-Q (Unaudited)

Information regarding proxy votes cast by the Fund (if any) is available without charge, upon request, by calling the Fund collect at 203-352-4497 or on the website of the Securities and Exchange Commission at www.sec.gov. The Fund did not receive any proxy solicitations during the period ended September 30, 2007.

The Fund files a complete portfolio schedule with the Securities and Exchange Commission within 60 days after the end of the first and third fiscal quarters on Form N-Q, beginning with the quarter ended December 31, 2004. The Form N-Q is available at www.sec.gov and may be obtained at no charge by calling collect at 203-352-4497.

Item 2.	Code of Ethics.

Not applicable for semi-annual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.	Audit Committee of Listed registrants.

Not applicable for semi-annual reports.

Item 6.	Schedule of Investments.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the Registrant’s most recently filed annual report on Form N-CSR.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Excelsior Buyout Investors, LLC

By (Signature and Title)*	/s/ David R. Bailin
David R. Bailin, Co-Principal Executive Officer
Date December 7, 2007

By (Signature and Title)*	/s/ Benjamin Tanen
Benjamin Tanen, Co-Principal Executive Officer
Date December 7, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David R. Bailin
David R. Bailin, Co-Principal Executive Officer
Date December 7, 2007

By (Signature and Title)*	/s/ Benjamin Tanen
Benjamin Tanen, Co-Principal Executive Officer
Date December 7, 2007

By (Signature and Title)*	/s/ Steven L. Suss
Steven L. Suss, Principal Financial Officer
Date December 7, 2007

*	Print the name and title of each signing officer under his or her signature.